Loss Before Income Tax - Schedule of Employee Benefits Expense (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit Loss [Abstract]
Short-term benefits	$ 4,900,660	$ 3,255,606
Post-employment benefits (Note 12)	200,712	121,676
Share-based payments
Equity-settled	1,336,637	1,564,673
Cash-settled (Note 11)	(380,964)	765,201
Total employee benefits expense	6,057,045	5,707,156
Employee benefits expense by function
General and administrative expenses	2,997,087	4,158,710
Research and development expenses	3,059,958	1,548,446
Total employee benefits expense	$ 6,057,045	$ 5,707,156